Share Capital (Details) - Schedule of stock option activities - Stock Option Activities [Member]	6 Months Ended
Mar. 31, 2022 $ / shares shares
Share Capital (Details) - Schedule of stock option activities [Line Items]
Number of Options, Outstanding beginning | shares	1,000,000
Weighted Average Exercise Price, Outstanding beginning | $ / shares	$ 2.5
Number of Options, Granted | shares	4,850,000
Weighted Average Exercise Price, Granted | $ / shares	$ 0.29
Number of Options, Terminated / Exercised / Expired | shares
Weighted Average Exercise Price, Terminated / Exercised / Expired | $ / shares
Number of Options, Outstanding ending | shares	5,850,000
Weighted Average Exercise Price, Outstanding ending | $ / shares	$ 0.67
Number of Options, Options exercisable | shares	50,000
Weighted Average Exercise Price, Options exercisable | $ / shares	$ 0.4
Number of Options, Options expected to vest | shares	5,800,000
Weighted Average Exercise Price, Options expected to vest | $ / shares	$ 0.67